Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.1%
		Basic Materials: 5.8%
1,510,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 1,523,054	0.2
1,700,000		CF Industries, Inc., 5.375%, 03/15/2044	1,843,735	0.3
750,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	640,819	0.1
2,510,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	2,428,425	0.3
1,425,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,498,658	0.2
700,000	(1)	Constellium SE, 5.625%, 06/15/2028	691,719	0.1
1,450,000	(1)	Constellium SE, 5.750%, 05/15/2024	1,455,285	0.2
500,000	(1),(2)	Constellium SE, 5.875%, 02/15/2026	503,732	0.1
1,000,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	1,014,385	0.1
1,660,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,568,874	0.2
3,475,000	(2)	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	3,378,864	0.5
350,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	339,829	0.0
950,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	967,912	0.1
1,950,000		Hecla Mining Co., 7.250%, 02/15/2028	1,984,125	0.3
1,760,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,839,200	0.3
1,200,000		Methanex Corp., 5.650%, 12/01/2044	951,360	0.1
2,950,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,953,451	0.4
1,250,000	(1),(2)	OCI NV, 5.250%, 11/01/2024	1,204,688	0.2
1,650,000	(1)	OCI NV, 6.625%, 04/15/2023	1,666,500	0.2
1,350,000		Olin Corp., 5.125%, 09/15/2027	1,266,172	0.2
1,750,000	(1)	PolyOne Corp., 5.750%, 05/15/2025	1,803,594	0.3
2,375,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,436,893	0.3
1,760,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,779,158	0.2
1,975,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	1,877,484	0.3
2,475,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	2,320,065	0.3
265,000	(1)	Tronox, Inc., 6.500%, 05/01/2025	266,822	0.0
1,825,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	1,857,905	0.3
			42,062,708	5.8
		Communications: 20.0%
1,900,000	(1),(2)	Altice Finco SA, 7.625%, 02/15/2025	1,982,944	0.3
1,725,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,640,915	0.2
3,175,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	3,511,312	0.5
2,225,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	2,325,103	0.3
1,925,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	2,110,079	0.3
1,625,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,599,171	0.2
1,650,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,691,918	0.2
1,625,000		CSC Holdings LLC, 5.875%, 09/15/2022	1,701,741	0.2
355,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	359,881	0.1
950,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	973,484	0.1
3,625,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	3,755,681	0.5
1,675,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,731,112	0.2
2,125,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,207,014	0.3
3,600,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	3,731,562	0.5
875,000		CenturyLink, Inc., 5.625%, 04/01/2025	907,029	0.1
875,000		CenturyLink, Inc., 5.800%, 03/15/2022	901,009	0.1
2,125,000	(2)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,976,749	0.3
3,250,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,146,975	0.4
300,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	271,113	0.0
1,485,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	1,488,861	0.2
2,750,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,603,975	0.4
1,925,000	(2)	Consolidated Communications, Inc., 6.500%, 10/01/2022	1,779,422	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,350,000		CSC Holdings LLC, 5.250%, 06/01/2024	$ 4,630,466	0.6
2,250,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,315,869	0.3
1,670,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,746,645	0.2
1,025,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	1,121,509	0.2
2,375,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	2,197,979	0.3
900,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	656,928	0.1
3,525,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,898,318	0.3
875,000		DISH DBS Corp., 5.000%, 03/15/2023	874,138	0.1
1,925,000		DISH DBS Corp., 5.875%, 07/15/2022	1,961,623	0.3
2,525,000		DISH DBS Corp., 5.875%, 11/15/2024	2,514,357	0.4
1,605,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	1,602,994	0.2
900,000	(1)	Dolya Holdco 18 DAC, 5.000%, 07/15/2028	892,980	0.1
2,150,000		Embarq Corp., 7.995%, 06/01/2036	2,419,223	0.3
2,500,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	2,184,112	0.3
535,000	(1)	Expedia Group, Inc., 6.250%, 05/01/2025	572,407	0.1
1,000,000	(1)	Expedia Group, Inc., 7.000%, 05/01/2025	1,042,060	0.1
925,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	940,429	0.1
1,450,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	1,490,093	0.2
1,050,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	554,531	0.1
2,000,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,082,880	0.3
875,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	839,291	0.1
2,975,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	2,731,600	0.4
2,700,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,758,563	0.4
975,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	977,540	0.1
1,625,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,678,081	0.2
955,000	(1),(2)	Match Group, Inc., 4.125%, 08/01/2030	936,645	0.1
505,000	(1)	Match Group, Inc., 4.625%, 06/01/2028	512,840	0.1
1,600,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,493,000	0.2
3,150,000	(2)	Meredith Corp., 6.875%, 02/01/2026	2,622,785	0.4
1,650,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,681,251	0.2
1,400,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	1,499,484	0.2
2,575,000		Netflix, Inc., 5.875%, 11/15/2028	2,933,144	0.4
1,300,000	(1),(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,313,137	0.2
2,225,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	2,230,629	0.3
405,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	369,992	0.1
2,425,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,491,166	0.3
3,175,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,353,165	0.5
6,850,000		Sprint Corp., 7.125%, 06/15/2024	7,746,939	1.1
1,275,000		Sprint Corp., 7.625%, 03/01/2026	1,507,923	0.2
355,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	328,668	0.0
1,925,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	1,815,545	0.3
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,498,619	0.2
1,500,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,692,848	0.2
2,750,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	2,643,438	0.4
2,200,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	2,256,353	0.3
3,800,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	4,010,539	0.6
2,710,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,598,213	0.4
1,000,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	1,065,000	0.2
1,500,000	(2),(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,541,670	0.2
2,050,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,968,215	0.3
400,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	410,426	0.1
1,035,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	1,037,805	0.1
1,875,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,979,428	0.3
325,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	333,288	0.1
1,225,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	1,263,306	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,935,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	$ 2,859,336	0.4
			145,076,463	20.0

		Consumer, Cyclical: 19.9%
5,225,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	5,207,731	0.7
1,080,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,064,475	0.1
2,725,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	2,259,802	0.3
665,000	(1),(2)	Adient US LLC, 9.000%, 04/15/2025	719,247	0.1
2,425,000	(1),(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,529,045	0.3
1,625,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	532,187	0.1
945,000	(1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	770,246	0.1
1,950,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,937,754	0.3
860,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	836,887	0.1
925,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	904,187	0.1
375,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	369,375	0.0
1,000,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	986,145	0.1
1,950,000		Boyd Gaming Corp., 6.000%, 08/15/2026	1,820,442	0.3
1,925,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	2,015,234	0.3
2,200,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,917,322	0.3
1,215,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,206,647	0.2
1,145,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,088,351	0.1
2,950,000		Century Communities, Inc., 5.875%, 07/15/2025	2,946,003	0.4
1,875,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,948,828	0.3
1,875,000	(1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	1,865,062	0.3
1,550,000	(1)	Colt Merger Sub, Inc., 8.125%, 07/01/2027	1,511,250	0.2
350,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	351,617	0.0
2,950,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	2,949,307	0.4
3,325,000		Dana, Inc., 5.500%, 12/15/2024	3,362,057	0.5
745,000		Dana, Inc., 5.625%, 06/15/2028	741,417	0.1
2,725,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	2,212,175	0.3
1,075,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,110,818	0.2
455,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	440,656	0.1
2,000,000		Ford Motor Co., 9.000%, 04/22/2025	2,166,250	0.3
1,550,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	1,525,138	0.2
2,625,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	2,516,719	0.3
2,625,000	(2)	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	2,571,096	0.4
300,000		Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	301,434	0.0
2,350,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	2,377,648	0.3
1,215,000	(1),(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,121,402	0.2
2,475,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,782,000	0.2
2,700,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,733,466	0.4
500,000		Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	499,595	0.1
760,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	770,925	0.1
1,375,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,424,631	0.2
1,500,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,505,340	0.2
518,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	524,009	0.1
1,465,000	(1),(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,502,541	0.2
350,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	360,719	0.0
2,850,000		L Brands, Inc., 6.750%, 07/01/2036	2,346,262	0.3
1,195,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	1,236,825	0.2
535,000	(1)	L Brands, Inc., 9.375%, 07/01/2025	537,006	0.1
425,000		Lennar Corp., 8.375%, 01/15/2021	440,277	0.1
2,800,000		Lennar Corp., 5.250%, 06/01/2026	3,033,968	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
540,000		Lennar Corp., 5.375%, 10/01/2022	$ 569,573	0.1
975,000	(1)	Levi Strauss & Co., 5.000%, 05/01/2025	982,220	0.1
1,950,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,869,358	0.3
1,650,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,644,844	0.2
775,000		M/I Homes, Inc., 5.625%, 08/01/2025	785,575	0.1
250,000		Mattel, Inc., 5.450%, 11/01/2041	208,494	0.0
2,825,000	(1),(2)	Mattel, Inc., 5.875%, 12/15/2027	2,939,695	0.4
1,425,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,472,823	0.2
1,550,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,636,823	0.2
750,000	(1)	MGM China Holdings Ltd., 5.875%, 05/15/2026	774,030	0.1
327,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	316,610	0.0
772,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	765,735	0.1
1,175,000	(2)	MGM Resorts International, 6.000%, 03/15/2023	1,189,811	0.2
2,200,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,915,782	0.3
2,300,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,294,986	0.3
2,250,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,959,784	0.3
1,575,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,614,084	0.2
450,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	466,227	0.1
1,775,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,686,436	0.2
1,800,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,685,592	0.2
1,425,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	1,432,987	0.2
3,750,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	3,705,150	0.5
2,240,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,287,600	0.3
455,000	(1),(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	451,648	0.1
2,100,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	2,190,794	0.3
1,150,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,065,797	0.1
800,000		Scientific Games International, Inc., 6.625%, 05/15/2021	803,860	0.1
750,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	601,267	0.1
800,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	711,364	0.1
950,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	890,340	0.1
2,510,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	2,251,169	0.3
715,000	(1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	742,259	0.1
2,425,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	2,409,383	0.3
1,450,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,323,125	0.2
675,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	569,109	0.1
2,000,000	(1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,766,250	0.2
2,600,000	(2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,632,019	0.4
825,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	538,341	0.1
1,800,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	1,836,000	0.3
1,600,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	1,362,504	0.2
1,600,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,282,624	0.2
1,450,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,469,299	0.2
1,950,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,165,486	0.2
1,055,000	(1),(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,117,641	0.2
450,000	(1),(2)	VOC Escrow Ltd., 5.000%, 02/15/2028	335,167	0.0
535,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	552,722	0.1
1,700,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,755,938	0.2
550,000		Winnebago Industries, 6.250%, 07/15/2028	550,000	0.1
2,100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,027,813	0.3
500,000	(1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	525,938	0.1
			144,013,594	19.9

		Consumer, Non-cyclical: 18.1%
435,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	435,348	0.1
2,475,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	2,490,469	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
925,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	$ 947,320	0.1
2,100,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,170,266	0.3
2,625,000		Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	2,693,250	0.4
1,275,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,342,887	0.2
2,525,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	2,665,112	0.4
1,700,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,660,364	0.2
4,775,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	5,076,899	0.7
1,900,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,804,753	0.3
675,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	690,566	0.1
1,025,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,041,072	0.1
1,350,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,392,781	0.2
1,825,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,776,902	0.2
1,875,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,949,662	0.3
350,000		Centene Corp., 3.375%, 02/15/2030	353,946	0.1
3,200,000		Centene Corp., 4.625%, 12/15/2029	3,396,064	0.5
1,400,000		Centene Corp., 4.750%, 01/15/2025	1,434,944	0.2
925,000		Centene Corp., 4.750%, 01/15/2025	948,088	0.1
900,000	(1)	Centene Corp., 5.375%, 06/01/2026	936,652	0.1
2,450,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,371,882	0.3
2,725,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	2,572,155	0.4
2,525,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,379,812	0.3
2,100,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	2,116,159	0.3
1,740,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	1,731,517	0.2
1,525,000		DaVita, Inc., 5.125%, 07/15/2024	1,553,212	0.2
829,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	538,850	0.1
542,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	575,983	0.1
3,325,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	3,376,920	0.5
300,000	(1),(2)	Garda World Security Corp., 9.500%, 11/01/2027	317,757	0.0
485,000	(1)	Garda World Security Corp., 4.625%, 02/15/2027	479,241	0.1
1,800,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	1,825,560	0.3
2,085,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,163,584	0.3
1,650,000		HCA, Inc., 3.500%, 09/01/2030	1,590,862	0.2
5,000,000		HCA, Inc., 5.375%, 02/01/2025	5,370,275	0.7
1,125,000		HCA, Inc., 5.625%, 09/01/2028	1,257,435	0.2
1,675,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,719,697	0.2
685,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	698,409	0.1
1,730,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,774,331	0.2
2,225,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	2,259,076	0.3
1,650,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,746,641	0.2
1,675,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,719,706	0.2
2,500,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,668,363	0.4
2,550,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,509,811	0.3
4,650,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	5,120,154	0.7
1,150,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	1,212,960	0.2
1,500,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,604,363	0.2
2,425,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	2,297,688	0.3
1,075,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	1,079,703	0.2
1,200,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,226,670	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,825,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	$ 2,637,801	0.4
1,450,000		New Albertsons L.P., 7.450%, 08/01/2029	1,571,162	0.2
1,728,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,779,054	0.2
1,950,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,947,153	0.3
1,450,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,453,647	0.2
650,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	574,025	0.1
4,925,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	5,108,776	0.7
2,925,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	2,963,552	0.4
1,150,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,154,313	0.2
2,625,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	2,702,136	0.4
1,725,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,666,712	0.2
3,825,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	3,800,138	0.5
1,025,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	1,078,095	0.2
1,750,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,802,194	0.2
1,650,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,693,832	0.2
650,000		United Rentals North America, Inc., 5.250%, 01/15/2030	672,630	0.1
1,350,000		United Rentals North America, Inc., 6.500%, 12/15/2026	1,420,065	0.2
1,775,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	1,865,632	0.3
2,125,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,062,557	0.3
			131,019,595	18.1

		Energy: 10.6%
2,000,000	(2)	Apache Corp., 4.375%, 10/15/2028	1,766,970	0.2
2,000,000		Apache Corp., 5.100%, 09/01/2040	1,645,513	0.2
1,200,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,101,360	0.1
700,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	661,433	0.1
750,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	705,674	0.1
200,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	173,094	0.0
1,125,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	966,749	0.1
3,100,000	(1),(2)	CNX Resources Corp., 7.250%, 03/14/2027	2,855,937	0.4
2,500,000		Comstock Resources, Inc., 9.750%, 08/15/2026	2,345,862	0.3
460,000		Comstock Resources, Inc., 9.750%, 08/15/2026	430,675	0.1
1,525,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	1,502,987	0.2
1,575,000		Continental Resources, Inc., 4.900%, 06/01/2044	1,257,504	0.2
1,874,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,624,542	0.2
1,025,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	914,920	0.1
955,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	913,639	0.1
955,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	950,812	0.1
65,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	52,279	0.0
1,800,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,818,000	0.2
2,200,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,043,019	0.3
2,795,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	2,104,369	0.3
3,600,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	3,750,750	0.5
975,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	930,862	0.1
1,475,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,493,437	0.2
85,000	(1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	87,281	0.0
1,100,000	(2)	Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	947,584	0.1
900,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	867,024	0.1
1,403,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,391,453	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,000,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	$ 1,866,310	0.3
1,355,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,287,250	0.2
1,935,000		Montage Resources Corp., 8.875%, 07/15/2023	1,534,678	0.2
1,775,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	893,819	0.1
1,275,000		Murphy Oil Corp., 5.750%, 08/15/2025	1,154,672	0.2
950,000	(2)	Murphy Oil Corp., 5.875%, 12/01/2027	836,893	0.1
1,900,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	1,173,250	0.2
3,275,000		Nabors Industries, Inc., 5.750%, 02/01/2025	1,338,312	0.2
1,400,000	(2)	Occidental Petroleum Corp., 2.600%, 08/13/2021	1,371,965	0.2
2,775,000	(2)	Occidental Petroleum Corp., 2.700%, 08/15/2022	2,588,506	0.4
1,440,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	1,386,288	0.2
6,050,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	4,104,623	0.6
1,725,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	1,205,611	0.2
1,950,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,959,750	0.3
2,775,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	2,739,799	0.4
3,625,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	3,502,439	0.5
2,220,000		QEP Resources, Inc., 5.250%, 05/01/2023	1,472,138	0.2
500,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	494,323	0.1
45,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	43,810	0.0
45,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	44,830	0.0
1,450,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	1,438,806	0.2
2,075,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,800,903	0.2
2,125,000		Transocean, Inc., 6.800%, 03/15/2038	642,685	0.1
1,150,000	(1),(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,130,002	0.2
925,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	755,031	0.1
3,325,000	(2)	Western Midstream Operating L.P., 5.450%, 04/01/2044	2,785,685	0.4
600,000	(2)	WPX Energy, Inc., 4.500%, 01/15/2030	531,333	0.1
1,575,000		WPX Energy, Inc., 5.250%, 10/15/2027	1,474,007	0.2
			76,861,447	10.6

		Financial: 3.8%
1,850,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,978,645	0.3
1,750,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,832,031	0.2
3,125,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,028,047	0.4
2,575,000	(1),(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,557,271	0.4
1,585,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,415,167	0.2
1,725,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,708,828	0.2
1,775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,850,748	0.3
675,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	679,536	0.1
2,150,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,215,908	0.3
700,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	711,596	0.1
600,000		Navient Corp., 5.000%, 03/15/2027	505,317	0.1
925,000		Navient Corp., 7.250%, 09/25/2023	906,967	0.1
2,475,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	2,581,190	0.4
1,200,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,216,800	0.2
3,375,000	(2)	Springleaf Finance Corp., 5.375%, 11/15/2029	3,193,425	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
850,000		Springleaf Finance Corp., 6.625%, 01/15/2028	$ 842,937	0.1
			27,224,413	3.8

		Industrial: 9.1%
2,030,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,113,524	0.3
500,000		AECOM, 5.125%, 03/15/2027	539,280	0.1
2,475,000		AECOM, 5.875%, 10/15/2024	2,679,447	0.4
1,375,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,422,864	0.2
3,325,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	3,295,291	0.5
2,125,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	2,140,714	0.3
2,950,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	3,040,432	0.4
2,750,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,780,649	0.4
650,000	(1),(2)	Bombardier, Inc., 6.000%, 10/15/2022	456,592	0.1
1,675,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,368,952	0.2
1,275,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,201,490	0.2
1,220,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,252,556	0.2
1,525,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,515,469	0.2
2,625,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,672,578	0.4
1,750,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	1,797,031	0.2
1,025,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	1,054,920	0.1
800,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	832,076	0.1
525,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	530,578	0.1
1,050,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	1,095,738	0.1
1,035,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,127,959	0.2
1,475,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,438,767	0.2
2,050,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,093,347	0.3
2,475,000	(1),(2)	Koppers, Inc., 6.000%, 02/15/2025	2,414,635	0.3
2,175,000	(1),(2)	Norbord, Inc., 5.750%, 07/15/2027	2,226,243	0.3
2,450,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	2,483,222	0.3
2,340,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	2,277,113	0.3
1,950,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,975,730	0.3
1,050,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	1,055,413	0.1
1,375,000	(1),(2)	Sealed Air Corp., 5.500%, 09/15/2025	1,483,137	0.2
1,725,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	1,714,219	0.2
2,150,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	2,305,875	0.3
695,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	705,706	0.1
1,030,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	1,063,357	0.1
2,115,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,217,704	0.3
600,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	594,687	0.1
1,500,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,539,090	0.2
1,640,000		TransDigm, Inc., 5.500%, 11/15/2027	1,436,173	0.2
1,850,000		TransDigm, Inc., 6.375%, 06/15/2026	1,694,156	0.2
1,275,000		TransDigm, Inc., 6.500%, 05/15/2025	1,195,561	0.2
420,000		Vertical Holdco GmbH, 7.625%, 07/15/2028	420,000	0.1
660,000		Vertical US Newco, Inc., 5.250%, 07/15/2027	660,000	0.1
			65,912,275	9.1

		REITs - Hotels: 1.3%
690,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	675,769	0.1
1,130,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,110,027	0.2
920,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	920,943	0.1
400,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.500%, 01/15/2028	390,936	0.1
910,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	895,285	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		REITs - Hotels: (continued)
2,825,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	$ 2,817,104	0.4
2,255,000		Service Properties Trust, 4.375%, 02/15/2030	1,813,714	0.2
535,000		Service Properties Trust, 7.500%, 09/15/2025	562,168	0.1
			9,185,946	1.3

		Technology: 5.2%
2,875,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,906,682	0.4
695,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	731,262	0.1
695,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	722,366	0.1
1,100,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,020,079	0.1
875,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	879,922	0.1
950,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	979,787	0.1
1,675,000	(2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,825,574	0.3
4,350,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	4,305,717	0.6
315,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	315,587	0.0
1,550,000	(1),(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	1,607,253	0.2
1,850,000	(2)	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,829,160	0.3
1,105,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	1,129,862	0.2
495,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	503,568	0.1
2,715,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	2,739,961	0.4
1,325,000	(1)	MSCI, Inc., 4.000%, 11/15/2029	1,353,739	0.2
1,560,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	1,436,854	0.2
375,000	(1)	Open Text Corp., 3.875%, 02/15/2028	361,699	0.0
1,150,000	(1)	Open Text Corp., 5.875%, 06/01/2026	1,195,914	0.2
1,850,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,821,963	0.2
2,000,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	2,002,290	0.3
1,825,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	1,822,409	0.2
3,250,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	3,300,749	0.5
3,300,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	2,965,529	0.4
			37,757,926	5.2

		Utilities: 2.3%
2,075,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,118,326	0.3
2,700,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	2,774,533	0.4
2,475,000	(1),(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,506,965	0.3
1,150,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	1,215,912	0.2
1,675,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,752,887	0.2
1,550,000		PG&E Corp., 5.000%, 07/01/2028	1,548,063	0.2
1,800,000	(2)	PG&E Corp., 5.250%, 07/01/2030	1,813,500	0.3
1,300,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,333,859	0.2
1,450,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,491,238	0.2
			16,555,283	2.3

	Total Corporate Bonds/Notes
	(Cost $688,689,126)		695,669,650	96.1

BANK LOANS: 0.7%
		Consumer, Non-cyclical: 0.2%
999,375		Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000%), 10/10/2024	996,252	0.1
942,821		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.928%, (US0003M + 3.750%), 09/28/2025	633,711	0.1
			1,629,963	0.2

		Containers & Glass Products: 0.1%
850,838		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.928%, (US0001M + 2.750%), 02/05/2023	814,039	0.1

		Electronics/Electrical: 0.3%
1,917,194		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,825,169	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Health Care: 0.1%
785,394		Bausch Health Companies, Inc. 2018 Term Loan B, 3.190%, (US0001M + 3.000%), 06/02/2025	$ 763,673	0.1

	Total Bank Loans
	(Cost $5,172,797)		5,032,844	0.7

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	575,696	0.1

	Total Convertible Bonds/Notes
	(Cost $619,800)		575,696	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Staples: 0.2%
27,789	(6),(7)	Southeastern Grocers, Inc.	1,250,505	0.2

	Total Common Stock
	(Cost $848,084)		1,250,505	0.2

	Total Long-Term Investments
	(Cost $695,329,807)		702,528,695	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.4%
		Commercial Paper: 0.3%
3,000,000		UnitedHealth Group, Inc., 0.350%, 07/10/2020
		(Cost $2,999,828)	2,999,714	0.3

		Floating Rate Notes: 0.7%
525,000	(8)	Bank of Montreal, 0.200%, 07/13/2020	525,011	0.1
250,000	(8)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	249,998	0.1
325,000	(8)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	325,015	0.1
950,000	(8)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
950,000	(8)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
800,000	(8)	Royal Bank of Canada, 0.350%, 07/17/2020	800,073	0.1
950,000	(8)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.1

	Total Floating Rate Notes
	(Cost $4,750,305)		4,750,305	0.7

		Repurchase Agreements: 7.2%
2,510,485	(8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,510,495, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,560,695, due 08/13/20-05/20/70)	2,510,485	0.3
14,343,500	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $14,343,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $14,630,370, due 08/01/20-02/20/70)	14,343,500	2.0
7,051,525	(8)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $7,051,554, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,192,586, due 07/31/20-11/15/49)	7,051,525	1.0
14,343,456	(8)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $14,343,491, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $14,630,326, due 07/31/21-05/20/70)	14,343,456	2.0

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,864,571	(8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $3,864,583, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,941,862, due 07/15/20-06/01/50)	$ 3,864,571	0.5
9,076,639	(8)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $9,076,661, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $9,258,172, due 07/31/20-07/01/50)	9,076,639	1.2
1,205,118	(8)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,205,127, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,258,692, due 10/27/20-05/27/40)	1,205,118	0.2

	Total Repurchase Agreements
	(Cost $52,395,294)		52,395,294	7.2

Shares			Value	Percentage of Net Assets
		Mutual Funds(8): 4.2%
1,380,000	(8),(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,380,000	0.2
27,329,000	(8),(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	27,329,000	3.8
1,418,000	(8),(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,418,000	0.2
	Total Mutual Funds
	(Cost $30,127,000)		30,127,000	4.2

	Total Short-Term Investments
	(Cost $90,272,427)		90,272,313	12.4

	Total Investments in Securities (Cost $785,602,234)		$ 792,801,008	109.5
	Liabilities in Excess of Other Assets		(68,650,538)	(9.5)
	Net Assets		$ 724,150,470	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$1,250,505	$1,250,505
Total Common Stock	–	–	1,250,505	1,250,505
Corporate Bonds/Notes	–	695,669,650	–	695,669,650
Bank Loans	–	5,032,844	–	5,032,844
Convertible Bonds/Notes	–	575,696	–	575,696
Short-Term Investments	30,127,000	60,145,313	–	90,272,313
Total Investments, at fair value	$30,127,000	$761,423,503	$1,250,505	$792,801,008

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $785,828,732.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,379,618
Gross Unrealized Depreciation	(14,407,342)
Net Unrealized Appreciation	$6,972,276